Subsequent Event (Details) - USD ($)				1 Months Ended
	Nov. 05, 2021	Oct. 14, 2021	Jul. 16, 2021	Sep. 16, 2021	Oct. 07, 2021
Subsequent Event [Member]
Subsequent Event (Details) [Line Items]
Sale of aggregate shares (in Shares)			15,000,000
Purchase of warrants (in Shares)			15,000,000
Gross proceeds (in Dollars)			$ 22,500,000
Warrants issuance period			5 years
Exercise price per warrants			$ 1.5
Price per share			$ 1.5
Gross proceeds percentage			7.00%
Non-accountable expenses (in Dollars)			$ 5,000
Accounted fees and expenses (in Dollars)			$ 40,000
Forecast [Member]
Subsequent Event (Details) [Line Items]
Price per share		$ 0.7
Purchase agreements, description				On September 16, 2021, the “Company” entered into certain securities purchase agreement (the “SPA”) with certain “non-U.S. Persons” (the “Purchasers”) as defined in Regulation S of the Securities Act of 1933, as amended (the “Securities Act”) pursuant to which the Company agreed to sell an aggregate of 14,152,000 units (the “Units”), each Unit consisting of one ordinary share of the Company, no par value (“Share”) and three warrants to purchase one Share each (“Warrant”) with an initial exercise price of $0.8875 per Share, at a price of $0.71 per Unit, for an aggregate purchase price of approximately $10.05 million (the “Offering”). The net proceeds to the Company from such Offering will be approximately $10 million and shall be used by the Company for working capital and general corporate purposes. The Warrants are exercisable six (6) months from the date of issuance at an initial exercise price of $0.8875 per Share, for cash (the “Warrant Shares”). The Warrants may also be exercised cashlessly if at any time after the six-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. The Warrants shall expire five and a half (5.5) years from its date of issuance. The Warrants are subject to customary anti-dilution provisions reflecting stock dividends and splits or other similar transactions.
Shares issued (in Shares)					14,152,000
Aggregate shares (in Shares)		15,814,652
Initial exercise price per share		$ 0.875
Aggregate purchase price (in Dollars)		$ 11,070,000.00
Forecast [Member] | October Units Offering [Member]
Subsequent Event (Details) [Line Items]
Price per share		$ 0.57
Aggregate shares (in Shares)		4,000,000
Aggregate purchase price (in Dollars)		$ 2,280,000
Forecast [Member] | November Units Offering [Member]
Subsequent Event (Details) [Line Items]
Securities purchase agreement, description	the Company entered into certain unit securities purchase agreement with certain “non-U.S. Persons” as defined in Regulation S of the Securities Act pursuant to which the Company agreed to sell an aggregate of 27,740,512 units, each Unit consisting of one ordinary share of the Company, no par value (“Share”) and three warrants to purchase one Share each with an initial exercise price of $1.05 per Share, at a price of $0.875 per Unit, for an aggregate purchase price of approximately $24.27 million (the “November Units Offering”).The Warrants are exercisable six (6) months from the date of issuance at an initial exercise price of $0.875 per Share, for cash (the “Warrant Shares”). The Warrants may also be exercised cashlessly if at any time after the six-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. The Warrants shall expire five and a half (5.5) years from its date of issuance. The Warrants are subject to customary anti-dilution provisions reflecting stock dividends and splits or other similar transactions.
Forecast [Member] | Warrant [Member]
Subsequent Event (Details) [Line Items]
Initial exercise price per share		$ 0.875
Exercisable term		6 months
Warrant expire term		5 years 6 months